UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:  028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania        May 14, 2002

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         53

Form 13F Information Table Value Total:         $513,029,514

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Airspan Networks Inc.        Com    00950H102     2,039,750  1,025,000  Sole         1,025,000         0
Aldila Inc.                  Com    014384101       238,308    283,700  Sole                 0   283,700
Amer West Hldg Corp. Cl. B   Com    023657208     3,255,896    581,410  Sole                 0   581,410
AMR Corporation              Com    001765106    18,750,440    709,975  Sole           280,000   429,975
AngloGold                    Com    356142208     1,065,465     42,314  Sole                 0    42,314
Arch Chemicals Inc.          Com    03937R102    12,984,434    588,863  Sole           210,000   378,863
Ashanti Goldfields Co. Ltd.  Com    043743202       592,250    115,000  Sole           115,000         0
Barrick Gold Corp.           Com    067901108     1,129,933     60,880  Sole                 0    60,880
Borders Group Inc.           Com    099709107    12,460,697    521,150  Sole           295,000   226,150
Cable & Wireless             Com    126830207    13,413,888  1,363,200  Sole           585,000   778,200
Cal Dive International       Com    127914109     7,211,040    289,600  Sole                 0   289,600
Calgon Carbon                Com    129603106     1,741,783    207,850  Sole                 0   207,850
Ceragon Networks Ltd         Com    M22013102     2,404,670    775,700  Sole           775,700         0
Cold Metal Products          Com    192861102       127,603    245,390  Sole                 0   245,390
Cole National Corp.          Com    193290103    27,884,377  1,459,915  Sole           451,600 1,008,315
Cooper Tire & Rubber         Com    216831107    21,586,422    997,063  Sole           374,900   622,163
Cytec Industries Inc.        Com    232820100     6,600,136    216,967  Sole                 0   216,967
Dawson Geophysical           Com    239359102     4,276,184    534,523  Sole                 0   534,523
Ditech Communications        Com    25500M103     1,190,808    266,400  Sole                 0   266,400
Dycom Industries             Com    267475101     7,211,133    482,350  Sole                 0   482,350
East West Bancorp Inc.       Com    27579R104    21,456,302    732,547  Sole           312,800   419,747
Emcee Broadcast Products Inc Com    268650108       214,812    596,700  Sole           596,700         0
Fastnet Corp.                Com    311877104        82,709     80,300  Sole            80,300         0
Goodrich Corporation         Com    382388106    25,826,150    816,250  Sole           350,000   466,250
Guilford Mills Inc.          Com    401794102       256,250  1,025,000  Sole         1,025,000         0
Gundle/SLT Environmental Inc Com    402809107       102,930     14,100  Sole                 0    14,100
ITSA                         Com    G4984V106         5,934    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    20,621,039    352,015  Sole           151,300   200,715
Magellan Health Services     Com    559079108     7,002,764  1,228,555  Sole         1,040,900   187,655
Massey Energy                Com    576206106    19,961,013  1,181,125  Sole           500,000   681,125
MCI Group                    Com    98157D304       299,229     50,631  Sole            26,200    24,431
Miller Herman Inc.           Com    600544100     1,306,616     54,946  Sole                 0    54,946
Motorola                     Com    620076109    15,476,580  1,089,900  Sole           450,000   639,900
MPS Group                    Com    607830106       247,625     28,300  Sole                 0    28,300
Newmont Mining               Com    651639106    24,768,839    894,505  Sole           668,400   226,105
Nucentrix Broadband Networks Com    670198100    18,885,773  2,170,779  Sole           847,400 1,323,379
Payless Shoesource           Com    704379106    23,393,872    383,192  Sole           159,000   224,192
Peak International Ltd.      Com    G69586108     9,516,000  1,189,500  Sole                 0 1,189,500
Qwest Communications Interna Com    749121109    13,812,888  1,680,400  Sole           755,000   925,400
RF Monolithics Inc.          Com    74955F106     1,705,200    426,300  Sole            17,700   408,600
Rockford Corp.               Com    77316P101     8,844,880    961,400  Sole           488,000   473,400
Spectrum Control             Com    847615101     9,259,172  1,369,700  Sole           754,800   614,900
Sprint Corporation           Com    852061100    23,697,254  1,549,853  Sole           823,600   726,253
Tektronix                    Com    879131100     8,068,652    341,025  Sole            56,400   284,625
Touch America Holdings Inc.  Com    612085100     3,213,545    843,450  Sole                 0   843,450
United Therapeutics Corp.    Com    91307C102    14,264,235  1,059,750  Sole           333,800   725,950
UST Inc                      Com    902911106    10,203,553    262,100  Sole           189,600    72,500
Walt Disney Co.              Com    254687106    21,759,824    942,800  Sole           394,200   548,600
Waste Management Inc.        Com    94106L109    19,280,738    707,550  Sole           310,000   397,550
Watchguard Technologies Inc. Com    941105108     3,583,224    572,400  Sole           572,400         0
Water Pik Technologies Inc.  Com    94113U100     1,782,797    175,645  Sole                 0   175,645
WorldCom Group               Com    98157D106    21,917,732  3,251,889  Sole         1,800,000 1,451,889
WSFS Financial               Com    929328102    16,046,166    885,550  Sole           327,300   558,250

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